Note 1 - Basis of Presentation and General Information (Details Textual) $ in Thousands	Jun. 30, 2017 USD ($)
Working Capital Deficit	$ 3,420
Commitments and Vessel Sales, Draw-down Capacity	4,000
Kamsarmax Newbuilding Vessel [Member]
Accounts Payable	$ 20,250
Friends Investment Company Inc. [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	31.80%